The Prudential Insurance Company of America                      Richard E. Buckley
Vice President and Corporate Counsel
Law Department

The Prudential Insurance Company
of America
213 Washington Street
Newark, NJ 07102-2992
(973) 802-2687 fax: (973) 367-8920

May 1, 2010

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:Prudential Variable Contract Account GI-2
(Registration No. 333-01031)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies:  (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 16 and (ii) that the text of Post-Effective Amendment No. 16 was filed electronically on April 30, 2010 (Accession No. 0000828972-10-000039).

By:__________/s/__________
Richard E. Buckley
Vice President and Corporate Counsel
The Prudential Insurance Company of America

via EDGAR